Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 1,020	$ 1,111
Additions	738	866
Claims paid	(723)	(837)
Currency translation adjustment and other	(127)	(120)
Balance at end of period	$ 908	$ 1,020